SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2024 customer segment	Dec. 31, 2023 customer segment	Dec. 31, 2022 customer segment
SEGMENT REPORTING
Number of operating segments | segment	2	2	2
Revenue from contract with customer benchmark
SEGMENT REPORTING
Concentration risk percentage	15.60%	12.80%	12.20%
Number of customers | customer	1	1	1